Notes Payable - Schedule of Fair Market Value of the Conversion Features Using the Black-Scholes Pricing Model (Details)	1 Months Ended	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 21, 2007	Jul. 13, 2007	Dec. 31, 2010	Sep. 30, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Annual dividend yield	0.00%	0.00%	0.00%
Expected life (years)		5 years	3 years
Risk-free interest rate	4.05%	4.94%	1.10%
Expected volatility	118.00%	113.00%	112.60%	234.68%
Minimum [Member]
Short-term Debt [Line Items]
Expected life (years)				1 month 10 days	0 days
Risk-free interest rate				0.01%	0.02%
Expected volatility					61.34%
Maximum [Member]
Short-term Debt [Line Items]
Expected life (years)				2 months 1 day	3 months
Risk-free interest rate				0.03%	0.12%
Expected volatility					159.00%